Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2025 and 2024 are summarized as follows:

	December 31,	December 31,
	2025	2024
Software development	€5,382	€1,563,923
Software SKN1	248,419	248,419
Software SKN2	1,378,566	-
Computer application	33,755	33,755
Research and Development Prototypes	811,269	-
Web page	6,010	6,010
	2,483,401	1,852,107
Amortization	(381,250)	(139,132)
	€2,102,151	€1,712,975

During the year ended December 31, 2025, 2024 and 2023, the Company made additions to other intangible developments of €631,294, €926,953 and €516,684, respectively. Other intangible developments refer to the development carried out by the company of the Sunbox energy storage system, the SKN1 technology integrator software, which provides control, operational efficiency, and automated energy decision-making, and the SKN2 technology creator software, designed to monitor, manage, and optimize solar installations with storage from a single platform.

During the first semester of 2025, Turbo Energy had ready and already in use the new Turbo Energy software SKN2, as well as the first beta units already in use of the new SUNBOX energy storage solution developed for the U.S. market. Software development of €1,378,566 was transferred to Software SKN2 upon completion of the development.

During the year ended December 31, 2025 and 2024, the Company recorded amortization expense of €242,118, €49,684 and €49,984, respectively. The Company evaluated intangible assets for impairment for the year ended December 31, 2025 and determined that there are no impairment losses.